Earnings Per Share	9 Months Ended	12 Months Ended
	Sep. 28, 2017	Dec. 29, 2016
Earnings Per Share
Earnings Per Share

7. Earnings Per Share

Net Income per Common Share

We calculate basic earnings per share by dividing net income by the weighted average number of common shares outstanding during the period. Diluted earnings per share is computed by dividing net income by the weighted average number of common shares outstanding adjusted for the dilutive effect of stock options.

The following table shows the computation of basic and diluted earnings per share:

	Thirteen Weeks Ended		Thirty-nine Weeks Ended
	September 28,	September 29,	September 28,	September 29,
(in thousands, except share and per share data)	2017	2016	2017	2016
Net income	$23,255	$14,219	$54,812	$26,332
Basic weighted average shares outstanding	94,439,204	83,457,037	89,613,542	83,405,904
Dilutive effect of share based awards	9,460,398	4,911,652	8,452,267	4,846,287
Diluted weighted average shares outstanding	103,899,602	88,368,689	98,065,809	88,252,191
Basic earnings per share	$0.25	$0.17	$0.61	$0.32
Diluted earnings per share	$0.22	$0.16	$0.56	$0.30

The following awards have been excluded from the computation of dilutive effect of share based awards because the effect would be anti‑dilutive:

	Thirteen Weeks Ended		Thirty-nine Weeks Ended
	September 28,	September 29,	September 28,	September 29,
	2017	2016	2017	2016
Stock Options	11,664	1,903,466	717,685	2,332,976

9. Earnings Per Share

Net Income per Common Share

              We calculate basic earnings per share by dividing net income by the weighted average number of common shares outstanding during the period. Diluted earnings per share is computed by dividing net income by the weighted average number of common shares outstanding adjusted for the dilutive effect of stock options. The following table shows the computation of basic and diluted earnings per share:

	Year Ended December 25, 2014	Year Ended December 31, 2015	Year Ended December 29, 2016
Net income (in thousands)	$15,098	$26,807	$43,039

Basic weighted average shares outstanding	83,222,330	83,365,218	83,432,157
Dilutive effect of share based awards	2,429,419	2,915,689	4,998,830

Diluted weighted average shares outstanding	85,651,749	86,280,907	88,430,987

Basic earnings per share	$0.18	$0.32	$0.52
Diluted earnings per share	$0.18	$0.31	$0.49

              The following have been excluded from the computation of dilutive effect of share based awards because the effect would be anti-dilutive:

	Year Ended December 25, 2014	Year Ended December 31, 2015	Year Ended December 29, 2016
Stock Options	1,536,690	1,856,579	2,003,651